Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 669,387	$ 594,811	$ 514,712	$ 354,154
Cash held to satisfy the requirements of non-recourse debt agreements	263,000
U.S. Dollar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	319,400	343,954
Euro [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	288,625	196,382
Algerian Dinar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	13,628	10,736
South African Rand [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	40,999	39,689
Others [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 6,735	$ 4,050